Schedule of Operating Leases (Details) - JPY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Leases
Total operating lease cost	¥ 3,495	¥ 3,495
Cash paid for amounts included in the measurement of the operating lease liability	¥ 3,586	¥ 3,586
Weighted average remaining lease term (years)	1 year 8 months 12 days	1 year 8 months 12 days
Weighted average discount rate	1.48%	1.48%